Note 33 - Financial Instruments and Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [member]
Statement Line Items [Line Items]
Carrying amount	$ 4,776	$ 2,684
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Carrying amount	17,152	19,092
Zimbabwean operations [member] | Trade and other receivables [member]
Statement Line Items [Line Items]
Carrying amount	4,753	1,581
Zimbabwean operations [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Carrying amount	3,470	5,116
Jersey, Channel Islands [member] | Trade and other receivables [member]
Statement Line Items [Line Items]
Carrying amount	0	1,100
Jersey, Channel Islands [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Carrying amount	13,045	11,244
Other [member] | Trade and other receivables [member]
Statement Line Items [Line Items]
Carrying amount	23	3
Other [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Carrying amount	$ 637	$ 2,732